Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	1,000,000,000	1,000,000,000
Common stock, issued shares	566,275,789	574,123,706
Common stock, outstanding shares	566,275,789	574,123,706